INVESTMENT IN ASSOCIATED COMPANY (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019
INVESTMENT IN ASSOCIATED COMPANY
Percentage of share in the Joint Venture	46.00%
Amount of initial funds	$ 6,501	$ 6,501